FI - Liabilities measured at fair value on recurring basis (Details 3) - CHF (SFr) SFr in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Liabilities
Due to banks	SFr 281	SFr 248	SFr 406
Customer deposits	2,977	3,003	3,292
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	9,195	9,745	14,828
Obligation to return securities received as collateral	45,378	49,472	41,696
Trading liabilities	43,356	39,536	42,169
Short-term borrowings	10,237	9,514	8,068
Long-term debt	71,648	69,411	63,935
Other liabilities	7,613	SFr 7,690	9,001
Netting impact	(119,400)		(117,300)
Recurring basis
Liabilities
Due to banks	281		406
Customer deposits	2,977		3,292
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	9,195		14,828
Obligation to return securities received as collateral	45,378		41,696
Trading liabilities	43,356		42,169
Short-term borrowings	10,237		8,068
Long-term debt	71,648		63,935
Other liabilities	7,613		9,001
Netting impact	(119,435)		(117,206)
Total liabilities at fair value	190,685		183,395
Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	8,926		7,770
Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	42,046		40,015
Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	5,739
Recurring basis | Debt securities
Liabilities
Trading liabilities	11,573		7,996
Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	6,338		4,583
Recurring basis | Equity securities
Liabilities
Trading liabilities	16,948		18,950
Recurring basis | Derivative instruments
Liabilities
Trading liabilities	14,835		15,223
Netting impact	(119,226)		(116,985)
Recurring basis | Trading liabilities
Liabilities
Netting impact	(119,226)		(116,985)
Recurring basis | Other liabilities
Liabilities
Netting impact	(209)		(221)
Level 1 | Recurring basis
Liabilities
Due to banks	0		0
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	42,346		37,962
Trading liabilities	30,153		31,940
Short-term borrowings	0		0
Long-term debt	0		0
Other liabilities	0		0
Total liabilities at fair value	72,499		69,902
Level 1 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	0		0
Level 1 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	0		0
Level 1 | Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	0
Level 1 | Recurring basis | Debt securities
Liabilities
Trading liabilities	6,034		4,460
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	5,957		4,328
Level 1 | Recurring basis | Equity securities
Liabilities
Trading liabilities	16,783		18,785
Level 1 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	7,336		8,695
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	2,195		3,699
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	101		32
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	0		0
Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	5,035		4,961
Level 2 | Recurring basis
Liabilities
Due to banks	281		406
Customer deposits	2,482		2,839
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	9,195		14,828
Obligation to return securities received as collateral	3,028		3,704
Trading liabilities	129,008		123,615
Short-term borrowings	9,240		7,284
Long-term debt	57,959		51,270
Other liabilities	6,575		7,881
Total liabilities at fair value	217,768		211,827
Level 2 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	8,046		7,242
Level 2 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	29,535		28,215
Level 2 | Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	5,735
Level 2 | Recurring basis | Debt securities
Liabilities
Trading liabilities	5,533		3,511
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	381		255
Level 2 | Recurring basis | Equity securities
Liabilities
Trading liabilities	110		118
Level 2 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	123,365		119,986
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	71,223		62,649
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	27,648		31,983
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	7,362		5,485
Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	16,698		19,590
Level 3 | Recurring basis
Liabilities
Due to banks	0		0
Customer deposits	495		453
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	4		30
Trading liabilities	3,419		3,589
Short-term borrowings	997		784
Long-term debt	13,689		12,665
Other liabilities	1,247		1,341
Total liabilities at fair value	19,851		18,862
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	880		528
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	12,511		11,800
Level 3 | Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	4
Level 3 | Recurring basis | Debt securities
Liabilities
Trading liabilities	6		25
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0		0
Level 3 | Recurring basis | Equity securities
Liabilities
Trading liabilities	53		37
Level 3 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	3,360		3,527
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	216		189
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	133		160
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	1,097		1,140
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	1,449		1,500
Fair value measured at net asset value per share | Recurring basis
Liabilities
Trading liabilities	2		10
Total liabilities at fair value	2		10
Fair value measured at net asset value per share | Recurring basis | Equity securities
Liabilities
Trading liabilities	2		10
Bank
Liabilities
Due to banks	281		406
Customer deposits	2,977		3,292
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	9,304		14,828
Obligation to return securities received as collateral	45,378		41,696
Trading liabilities	43,370		42,171
Short-term borrowings	10,237		8,068
Long-term debt	70,703		63,027
Other liabilities	7,597		8,983
Netting impact	(119,400)		(117,400)
Bank | Recurring basis
Liabilities
Due to banks	281		406
Customer deposits	2,977		3,292
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	9,304		14,828
Obligation to return securities received as collateral	45,378		41,696
Trading liabilities	43,370		42,171
Short-term borrowings	10,237		8,068
Long-term debt	70,703		63,027
Other liabilities	7,597		8,983
Netting impact	(119,482)		(117,326)
Total liabilities at fair value	189,847		182,471
Bank | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	8,926		7,770
Bank | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	42,046		40,015
Bank | Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	5,753
Bank | Recurring basis | Debt securities
Liabilities
Trading liabilities	11,574		7,998
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	6,338		4,583
Bank | Recurring basis | Equity securities
Liabilities
Trading liabilities	16,961		18,950
Bank | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	14,835		15,223
Netting impact	(119,273)		(117,105)
Bank | Recurring basis | Trading liabilities
Liabilities
Netting impact	(119,273)		(117,105)
Bank | Recurring basis | Other liabilities
Liabilities
Netting impact	(209)		(221)
Bank | Level 1 | Recurring basis
Liabilities
Due to banks	0		0
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	42,346		37,962
Trading liabilities	30,167		31,940
Short-term borrowings	0		0
Long-term debt	0		0
Other liabilities	0		0
Total liabilities at fair value	72,513		69,902
Bank | Level 1 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	0		0
Bank | Level 1 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	0		0
Bank | Level 1 | Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	0
Bank | Level 1 | Recurring basis | Debt securities
Liabilities
Trading liabilities	6,035		4,462
Bank | Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	5,957		4,328
Bank | Level 1 | Recurring basis | Equity securities
Liabilities
Trading liabilities	16,796		18,785
Bank | Level 1 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	7,336		8,693
Bank | Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	2,195		3,699
Bank | Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	101		32
Bank | Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	0		0
Bank | Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	5,035		4,961
Bank | Level 2 | Recurring basis
Liabilities
Due to banks	281		406
Customer deposits	2,482		2,839
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	9,304		14,828
Obligation to return securities received as collateral	3,028		3,704
Trading liabilities	129,055		123,737
Short-term borrowings	9,240		7,284
Long-term debt	56,877		50,356
Other liabilities	6,572		7,877
Total liabilities at fair value	216,839		211,031
Bank | Level 2 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	8,046		7,242
Bank | Level 2 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	29,535		28,215
Bank | Level 2 | Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	5,748
Bank | Level 2 | Recurring basis | Debt securities
Liabilities
Trading liabilities	5,533		3,511
Bank | Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	381		255
Bank | Level 2 | Recurring basis | Equity securities
Liabilities
Trading liabilities	110		118
Bank | Level 2 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	123,412		120,108
Bank | Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	71,270		62,573
Bank | Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	27,648		31,983
Bank | Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	7,362		5,485
Bank | Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	16,698		19,788
Bank | Level 3 | Recurring basis
Liabilities
Due to banks	0		0
Customer deposits	495		453
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	4		30
Trading liabilities	3,419		3,589
Short-term borrowings	997		784
Long-term debt	13,826		12,671
Other liabilities	1,234		1,327
Total liabilities at fair value	19,975		18,854
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	880		528
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	12,511		11,800
Bank | Level 3 | Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	5
Bank | Level 3 | Recurring basis | Debt securities
Liabilities
Trading liabilities	6		25
Bank | Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0		0
Bank | Level 3 | Recurring basis | Equity securities
Liabilities
Trading liabilities	53		37
Bank | Level 3 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	3,360		3,527
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	216		189
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	133		160
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	1,097		1,140
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	1,449		1,500
Bank | Fair value measured at net asset value per share | Recurring basis
Liabilities
Trading liabilities	2		10
Total liabilities at fair value	2		10
Bank | Fair value measured at net asset value per share | Recurring basis | Equity securities
Liabilities
Trading liabilities	SFr 2		SFr 10